Pacer US Export Leaders ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 5.1%
Alphabet, Inc. - Class A(a)	3,986	$558,439
Electronic Arts, Inc.	3,928	540,414
Iridium Communications, Inc.	13,282	481,605
Meta Platforms, Inc. - Class A(a)(b)	1,639	639,439
Netflix, Inc.(a)	1,190	671,292
		2,891,189

Consumer Discretionary - 12.3%
Adient PLC(a)	16,387	568,793
Airbnb, Inc. - Class A(a)	3,826	551,480
Autoliv, Inc.	5,309	568,700
Booking Holdings, Inc.(a)	164	575,225
eBay, Inc.	13,044	535,717
Garmin Ltd.(b)	4,319	516,077
LKQ Corp.	11,865	553,740
McDonald's Corp.	1,887	552,363
Royal Caribbean Cruises Ltd.(a)	4,469	569,798
Skechers USA, Inc. - Class A(a)	8,919	556,902
Tesla Motors, Inc.(a)	2,208	413,536
VF Corp.	30,004	493,866
Visteon Corp.(a)	4,386	505,662
		6,961,859

Consumer Staples - 3.5%
Archer-Daniels-Midland Co.	7,310	406,290
Bunge Global SA	5,154	454,016
Coca-Cola Co.	9,188	546,594
Coty, Inc.(a)	46,381	560,282
		1,967,182

Energy - 5.6%
APA Corp.(b)	15,633	489,782
Baker Hughes Co.	16,712	476,292
ChampionX Corp.	18,483	506,619
Chevron Corp.(b)	3,735	550,651
Exxon Mobil Corp.	5,411	556,305
Weatherford International PLC(a)	6,258	560,404
		3,140,053

Health Care - 8.5%
Agilent Technologies, Inc.	4,230	550,323
Align Technology, Inc.(a)(b)	2,437	651,459
Danaher Corp.	2,482	595,457
IQVIA Holdings, Inc.(a)	2,501	520,783
Merck & Co., Inc.	5,201	628,177
Mettler-Toledo International, Inc.(a)	500	598,595
Repligen Corp.(a)(b)	3,386	641,308
West Pharmaceutical Services, Inc.	1,578	588,641
		4,774,743

Industrials - 16.4%
AGCO Corp.	4,641	567,734
AMETEK, Inc.	3,430	555,832
Brink's Co.	6,394	516,891
Caterpillar, Inc.	2,081	624,945
Donaldson Co., Inc.	8,776	566,842
Expeditors International of Washington, Inc.	4,468	564,442
General Electric Co.	4,464	591,123
Genpact Ltd.	15,686	563,127
Howmet Aerospace, Inc.	10,119	569,295
IDEX Corp.	2,629	556,034
Ingersoll Rand, Inc.	7,355	587,370
ITT, Inc.	4,732	571,531
Nordson Corp.	2,281	574,173
Terex Corp.	10,577	649,745
Timken Co.	7,285	596,714
Westinghouse Air Brake Technologies Corp.	4,555	599,301
		9,255,099

Information Technology - 36.2%
Accenture PLC - Class A	1,618	588,758
Adobe, Inc.(a)	895	552,913
Advanced Micro Devices, Inc.(a)	4,175	700,106
Amphenol Corp.	5,784	584,762
Analog Devices, Inc.	2,910	559,768
ANSYS, Inc.(a)	1,876	615,009
Apple, Inc.	2,753	507,653
Applied Materials, Inc.(b)	3,651	599,859
Arista Networks, Inc.(a)	2,435	629,886
Arrow Electronics, Inc.(a)	4,500	500,175
Autodesk, Inc.(a)	2,405	610,413
Broadcom, Inc.	576	679,680
Cadence Design System, Inc.(a)	2,100	605,766
Coherent Corp.(a)(b)	13,020	618,971
Fortinet, Inc.(a)	10,332	666,311
Hewlett Packard Enterprise Co.	33,228	508,056
Jabil, Inc.	4,530	567,564
Keysight Technologies, Inc.(a)	3,735	572,426
KLA Corp.(b)	1,007	598,198
Lam Research Corp.	765	631,255
Lattice Semiconductor Corp.(a)(b)	8,730	531,308
MACOM Technology Solutions Holdings, Inc.(a)(b)	6,238	537,903
Microchip Technology, Inc.	6,254	532,716
Microsoft Corp.	1,437	571,322
Monolithic Power Systems, Inc.	942	567,762
Novanta, Inc.(a)	3,533	546,025
NVIDIA Corp.	1,148	706,330
Onto Innovation, Inc.(a)	3,907	630,981
PTC, Inc.(a)(b)	3,237	584,764
QUALCOMM, Inc.	4,089	607,257
Synaptics, Inc.(a)	5,042	538,536
Synopsys, Inc.(a)	1,013	540,284
TE Connectivity Ltd.	4,042	574,732
Teradata Corp.(a)	12,406	572,909
Vishay Intertechnology, Inc.	23,304	506,396
		20,446,754

Materials - 11.3%
AptarGroup, Inc.	4,236	550,172
Avery Dennison Corp.	2,808	560,056
Berry Global Group, Inc.	8,231	538,801
Cabot Corp.	6,919	498,860
Crown Holdings, Inc.	6,087	538,700
Dow, Inc.(b)	10,581	567,141
DuPont de Nemours, Inc.	7,606	470,051
International Flavors & Fragrances, Inc.	7,010	565,566
Linde PLC	1,341	542,877
Mosaic Co.	15,109	463,997
NewMarket Corp.	989	551,674
PPG Industries, Inc.	3,740	527,490
		6,375,385
TOTAL COMMON STOCKS (Cost $51,672,218)		55,812,264

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Equinix, Inc.	681	565,073
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $498,756)		565,073

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	5,206,953	5,206,953
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,206,953)		5,206,953

TOTAL INVESTMENTS - 109.1% (Cost $57,377,927)		$61,584,290
Liabilities in Excess of Other Assets - (9.1)%		(5,178,167)
TOTAL NET ASSETS - 100.0%		$56,406,123

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $5,019,288 which represented 8.9% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 55,812,264	$ -	$ -	$ -	$ 55,812,264
Real Estate Investment Trusts	565,073	-	-	-	565,073
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,206,953	5,206,953
Total Investments in Securities	$ 56,377,337	$ -	$ -	$ 5,206,953	$ 61,584,290

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.